UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2016 (Unaudited)

Deutsche Emerging Markets Equity Fund

	Shares	Value ($)
Equity Securities 96.2%
Argentina 1.2%
Grupo Financiero Galicia SA (ADR)	9,885	293,387
Pampa Energia SA (ADR)*	12,884	351,218
(Cost $545,249)		644,605
Australia 0.9%
BHP Billiton PLC (Cost $498,385)	41,792	522,510
Brazil 9.5%
Banco do Brasil SA	82,980	538,715
BB Seguridade Participacoes SA	54,028	502,222
BRF SA	26,913	450,708
CCR SA	75,677	437,155
Itau Unibanco Holding SA (Preferred)	101,833	1,061,231
Lojas Americanas SA (Preferred)	66,105	390,424
Lojas Renner SA	41,633	350,023
Multiplan Empreendimentos Imobiliarios SA	20,484	399,079
Petroleo Brasileiro SA (Preferred)*	166,479	609,458
Rumo Logistica Operadora Multimodal SA*	241,334	455,516
(Cost $4,135,190)		5,194,531
China 21.2%
Alibaba Group Holding Ltd. (ADR)* (a)	10,778	888,969
Anhui Conch Cement Co., Ltd. "H"	209,500	549,511
Baidu, Inc. (ADR)*	3,500	558,600
China Communications Construction Co., Ltd. "H"	410,914	449,133
China Construction Bank Corp. "H"	1,834,577	1,229,609
China Merchants Bank Co., Ltd. "H"	252,620	540,510
Ctrip.com International Ltd. (ADR)* (a)	11,500	502,205
Industrial & Commercial Bank of China Ltd. "H"	2,175,095	1,230,752
JD.com, Inc. (ADR)* (a)	30,569	661,819
New Oriental Education & Technology Group, Inc. (ADR)	15,050	663,103
PetroChina Co., Ltd. "H"	1,473,300	998,860
Ping An Insurance (Group) Co. of China Ltd. "H"	150,032	700,036
Tencent Holdings Ltd.	109,700	2,637,019
(Cost $10,952,775)		11,610,126
Hong Kong 4.3%
China Mobile Ltd.	114,152	1,407,331
China Overseas Land & Investment Ltd.	285,475	938,288
(Cost $1,845,703)		2,345,619
India 8.4%
Britannia Industries Ltd.	9,037	395,592
Coal India Ltd.	100,639	493,091
HDFC Bank Ltd. (ADR)	15,861	1,098,692
ICICI Bank Ltd.	135,689	531,331
Infosys Ltd.	28,400	455,774
Maruti Suzuki India Ltd.	8,839	628,765
Tata Consultancy Services Ltd.	13,772	539,675
UltraTech Cement Ltd.	8,316	462,076
(Cost $4,430,745)		4,604,996
Indonesia 3.6%
PT Astra International Tbk	963,468	568,217
PT Bank Central Asia Tbk	533,614	588,672
PT Telekomunikasi Indonesia Persero Tbk	2,521,153	814,176
(Cost $1,756,730)		1,971,065
Korea 14.9%
Amorepacific Corp.	1,658	574,302
Hyundai Motor Co.	3,718	438,134
Korea Electric Power Corp.	10,336	565,636
KT Corp.	20,066	568,759
LG Chem Ltd.	2,170	471,718
LG Household & Health Care Ltd.	596	536,328
Naver Corp.	1,218	772,022
Samsung Electronics Co., Ltd.	2,312	3,176,510
Samsung Fire & Marine Insurance Co., Ltd.	2,292	545,300
Shinhan Financial Group Co., Ltd.	14,954	533,332
(Cost $6,952,332)		8,182,041
Malaysia 1.0%
Tenaga Nasional Bhd. (Cost $498,089)	154,200	544,748
Mexico 3.0%
Fomento Economico Mexicano SAB de CV (ADR)	7,742	692,909
Gruma SAB de CV "B"	15,238	219,379
Grupo Financiero Inbursa SAB de CV "O"	135,109	216,895
Grupo Mexico SAB de CV "B"	220,582	532,220
(Cost $1,959,402)		1,661,403
Philippines 3.4%
CEMEX Holdings Philippines, Inc. 144A*	3,209,700	810,771
Metropolitan Bank & Trust Co.	270,210	544,607
SM Investments Corp.	33,165	485,050
(Cost $1,587,875)		1,840,428
Russia 5.9%
Gazprom PJSC (ADR)	130,471	536,236
Lukoil PJSC (ADR)	18,285	794,629
Magnit PJSC	3,430	530,171
MMC Norilsk Nickel PJSC (ADR)	36,908	543,286
Sberbank of Russia PJSC*	383,847	810,505
(Cost $3,127,407)		3,214,827
South Africa 5.9%
Aspen Pharmacare Holdings Ltd.*	26,596	718,487
FirstRand Ltd.	168,000	588,068
Naspers Ltd. "N"	6,150	965,738
Shoprite Holdings Ltd.	35,000	512,598
Woolworths Holdings Ltd.	71,988	463,783
(Cost $2,365,306)		3,248,674
Taiwan 9.7%
Advanced Semiconductor Engineering, Inc.	465,000	553,519
Catcher Technology Co., Ltd.	62,000	431,163
Delta Electronics, Inc.	131,727	693,235
Fubon Financial Holding Co., Ltd.	337,000	418,571
Largan Precision Co., Ltd.	6,950	744,573
Taiwan Semiconductor Manufacturing Co., Ltd.	461,803	2,495,411
(Cost $4,023,876)		5,336,472
Thailand 1.1%
CP ALL PCL (NVDR) (Cost $510,685)	393,400	584,509
Turkey 1.2%
KOC Holding AS	100,545	430,794
Turkiye Garanti Bankasi AS	97,879	240,156
(Cost $716,326)		670,950
United Arab Emirates 1.0%
Emaar Malls Group PJSC (Cost $589,330)	687,850	543,138
Total Equity Securities (Cost $46,495,405)		52,720,642
Securities Lending Collateral 3.9%
Daily Assets Fund "Capital Shares", 0.50% (b) (c) (Cost $2,125,463)	2,125,463	2,125,463
Cash Equivalents 4.5%
Deutsche Central Cash Management Government Fund, 0.38% (b) (Cost $2,495,097)	2,495,097	2,495,097
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $51,115,965) †	104.6	57,341,202
Other Assets and Liabilities, Net	(4.6)	(2,517,785)
Net Assets	100.0	54,823,417

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $51,191,514. At July 31, 2016, net unrealized appreciation for all securities based on tax cost was $6,149,688. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $9,123,384 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,973,696.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2016 amounted to $2,052,279, which is 3.7% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
NVDR: Non-Voting Depository Receipt
PJSC: Public Joint Stock Company

At July 31, 2016 the Deutsche Emerging Markets Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Equity Securities
Financials	14,093,096	26.7%
Information Technology	13,946,470	26.4%
Consumer Discretionary	5,632,211	10.7%
Consumer Staples	4,496,496	8.5%
Materials	3,892,092	7.4%
Energy	3,432,274	6.5%
Telecommunication Services	2,790,266	5.3%
Industrials	2,257,648	4.3%
Utilities	1,461,602	2.8%
Health Care	718,487	1.4%
Total	52,720,642	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity Securities
Argentina	$644,605	$—	$—	$644,605
Australia	—	522,510	—	522,510
Brazil	5,194,531	—	—	5,194,531
China	3,274,696	8,335,430	—	11,610,126
Hong Kong	—	2,345,619	—	2,345,619
India	1,098,692	3,506,304	—	4,604,996
Indonesia	—	1,971,065	—	1,971,065
Korea	—	8,182,041	—	8,182,041
Malaysia	—	544,748	—	544,748
Mexico	1,661,403	—	—	1,661,403
Philippines	—	1,840,428	—	1,840,428
Russia	1,874,151	1,340,676	—	3,214,827
South Africa	—	3,248,674	—	3,248,674
Taiwan	—	5,336,472	—	5,336,472
Thailand	—	584,509	—	584,509
Turkey	—	670,950	—	670,950
United Arab Emirates	—	543,138	—	543,138
Short-Term Investments (d)	4,620,560	—	—	4,620,560
Total	$18,368,638	$38,972,564	$—	$57,341,202

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Emerging Markets Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016